Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Accrued expenses	¥ 38,605	$ 5,437	¥ 31,511